Additional information: condensed financial statements of the Company (Tables)	12 Months Ended
Dec. 31, 2019
Additional information: condensed financial statements of the Company
Schedule of Condensed balance sheets of the parent company

	2018	2019
	RMB’000	RMB’000
ASSETS
Non‑current assets
Investments in subsidiaries and due from subsidiaries	458,056	538,898
Current assets
Other receivables, deposits and prepayments	4,200	504
Cash and cash equivalents	26,932	65,558
	31,132	66,062
Total assets	489,188	604,960
EQUITY AND LIABILITIES
Equity attributable to owners of the Company
Share capital	265	428
Other reserves	(249,621)	590,170
Total (deficit)/equity	(249,356)	590,598
LIABILITIES
Non‑current liabilities
Convertible redeemable preferred shares	476,112	—
Convertible note	70,598	—
Exchangeable note liabilities	185,745	—
Derivative financial instrument	301	—
	732,756	—
Current liabilities
Accruals, other payables and provisions	5,788	14,362
Total liabilities	738,544	14,362
Total equity and liabilities	489,188	604,960

Schedule of Condensed statements of comprehensive income of the parent company

	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Profit from subsidiaries	71,644	55,581	40,231
Selling expenses	—	(1,537)	(1,889)
General and administrative expenses	(14,206)	(9,252)	(72,908)
Finance income	—	14	—
Finance costs	(4,816)	(4,660)	(4,144)
Fair value loss of convertible redeemable preferred shares	(85,461)	(226,248)	136,656
Fair value loss of convertible note	(1,283)	(9,152)	(5,193)
Fair value loss of exchangeable note liabilities	(38,307)	(56,925)	45,274
Fair value loss of derivative financial instrument	—	(301)	301
(Loss)/profit before income tax	(72,429)	(252,480)	138,328
Income tax expense	—	—	—
(Loss)/profit for the year	(72,429)	(252,480)	138,328
Other comprehensive income:
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(215)	1,088	672
Total other comprehensive (loss)/income for the year, net of tax	(215)	1,088	672
Total comprehensive (loss)/income for the year	(72,644)	(251,392)	139,000

Schedule of Condensed statements of cash flows of the parent company

	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Net cash generated from/(used in) operating activities	(36,026)	(13,517)	(55,411)
Net cash (used in)/from investing activities	(11)	14	(7,940)
Net cash (used in)/generated from financing activities	(4,816)	21,040	101,977
Net (decrease)/increase in cash and cash equivalents	(40,853)	7,537	38,626
Cash and cash equivalents at beginning of the year	60,248	19,395	26,932
Cash and cash equivalents at end of the year	19,395	26,932	65,558